Cover	6 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	REAL MESSENGER CORPORATION
Entity Central Index Key	0001983324
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	695 Town Centre Drive,
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	+1-657
Local Phone Number	408-8684
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200